Long-term debt and other financing arrangements	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Long-term debt and other financing arrangements
Long-term debt and other financing arrangements

(6) Long-term debt and other financing arrangements

The Company's long-term borrowing consisted of the following:

Description	Interest rate	June 30, 2014	December 31, 2013
Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (including accrued interest)	4.00%	$21,281,097	$20,881,096
Promissory Note—payable to former shareholder of TLC	2.63%	3,555,293	3,734,695
Promissory Note—Lega Enterprises, LLC (formerly Agel Enterprises, LLC)	5.00%	1,496,996	1,649,880
Promissory Note—payable to Tamala L. Longaberger	10.00%	42,000	—
Term loan—KeyBank		—	427,481
Other, equipment notes		30,244	30,244

Total debt		26,405,630	26,723,396
Less current maturities		711,398	1,128,674

Long-term debt		$25,694,232	$25,594,722

Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P.

On December 12, 2012 (the "Issuance Date"), CVSL signed, closed, and received, as the maker, $20,000,000 in cash proceeds from Richmont Capital Partners V L.P., a Texas limited partnership ("RCP V"), pursuant to a Convertible Subordinated Unsecured Promissory Note, in the original principal amount of $20,000,000 (the "Note"), issued pursuant to a Convertible Subordinated Unsecured Note Purchase Agreement between CVSL and RCP V (the "Purchase Agreement"). The Note is (i) an unsecured obligation of CVSL and (ii) subordinated to any bank, financial institution, or other lender providing funded debt to CVSL or any direct or indirect subsidiary of CVSL, including any seller debt financing provided by the owners of any entity(ies) that may be acquired by CVSL. Principal payments of $1,333,333 are due and payable on each anniversary of the Issuance Date beginning on the third anniversary of the Issuance Date. A final principal payment, equal to the then unpaid principal balance of the Note, is due and payable on the 10th anniversary of the Issuance Date. The Note bears interest at an annual rate of 4%, which interest is payable on each anniversary of the Issuance Date; provided, however, that interest payable through the third anniversary of the Issuance Date may, at CVSL's option, be paid in kind ("PIK Interest") and any such PIK Interest will be added to the outstanding principal amount of the Note. Beginning 380 days from the Issuance Date, the Note may be prepaid, in whole or in part, at any time without premium or penalty.

On June 17, 2013, the Note was amended to extend the date of mandatory conversion of the Note to provide that the Note be mandatorily convertible into shares of Common Stock (subject to a maximum of 64,000,000 shares being issued) within ten days of June 17, 2014. The full amount of the Note (including any and all accrued interest thereon, whether previously converted to principal or otherwise) will be converted (the "Conversion"), into no more than 64,000,000 shares of Common Stock at a price of $0.33 per share of Common Stock.

On June 12, 2014, CVSL and RCP V entered into a Second Amendment to Convertible Subordinated Unsecured Promissory Note (the "Second Amendment"), which amends the Note. The Second Amendment amends the Note to extend the date of mandatory conversion of the Note. As amended by the Second Amendment, the original principal amount of, and all accrued interest under, the Note is convertible mandatorily into shares of the Company's common stock (subject to a maximum of 64,000,000 shares being issued) within ten days after June 12, 2015, or such earlier time as may be mutually agreed upon by the Company and RCP V. All other terms and conditions of the Note remain unchanged and in effect.

John Rochon, Jr. is the 100% owner, and is in control, of Richmont Street LLC, the sole general partner of RCP V. Michael Bishop, a director of CVSL, is a limited partner of RCP V. John Rochon, Jr. is a director of CVSL and the son of John P. Rochon, CVSL's Chairman, President, and Chief Executive Officer.

Promissory Note—payable to former shareholder of TLC

On March 14, 2013, CVSL issued a $4,000,000 Promissory Note in connection with the purchase of TLC. The Promissory Note bears interest at 2.63% per annum, has a ten-year maturity, and is payable in equal monthly installments of outstanding principal and interest.

Promissory Note—Lega Enterprises, LLC

On October 22, 2013, CVSL issued a $1,700,000 Promissory Note to Lega Enterprises, LLC (formerly Agel Enterprises, LLC) in connection with AEI's acquisition of assets from Agel Enterprises LLC. The Promissory Note bears interest at 5% per annum, and is payable in equal monthly installments of outstanding principal and interest and matures on October 22, 2018.

Term loan

In conjunction with the Line of Credit described below, on October 23, 2012, TLC obtained a $6,500,000 term loan from Key Bank. As of March 1, 2014, TLC had paid in full the outstanding balance of the term loan.

Promissory Note—payable to Tamala L. Longaberger

On June 27, 2014, Tamala L. Longaberger lent TLC $42,000 and in connection therewith TLC issued a promissory note in the principal amount of $42,000 to her. The note bears interest at the rate of 10% per annum and matures on June 27, 2015. The company's failure to attain certain milestones, including specified operational cost-savings, are considered a default under the note as is a default under other loan, security or similar agreements of TLC if the default materially affects any of TLC's property, or ability to repay the note or perform its obligations under the note or any related document. The note may be prepaid in whole or in part at any time without premium or penalty. The note also provides for a cure period for any nonpayment default that is curable so long as a notice of breach of the same provision has not been given within the preceding 12 months. Upon default, the note holder may accelerate the time of payment of the note.

Lines of Credit

Key Bank

Prior to payoff in full on July 31, 2014, TLC had a line of credit agreement through October 23, 2015. Under the agreement, TLC had available borrowings up to $12,000,000, limited to a formula primarily based on accounts receivable and inventory. The agreement provided for interest based on Key Bank's prime rate plus 1.75% or LIBOR plus 3.50%. Interest at June 30, 2014 and December 31, 2013 was 3.94% and 3.94%, respectively. The balance was $6,633,250 and $8,067,573 on June 30, 2014 and December 31, 2013, respectively. The line of credit was collateralized by substantially all assets of TLC. TLC was subject to certain financial covenants, including a fixed charge coverage ratio and limitations on capital expenditures, additional indebtedness, and incurrence of liens. TLC obtained a waiver for the fixed charge coverage calculation, as the term loan had been paid in full, and was in compliance with all other the financial covenants for the period ended June 30, 2014. The loan is included in the lines of credit on our consolidated balance sheets.

On July 31, 2014, TLC has repaid in full all remaining line of credit amounts with proceeds from a Sale Leaseback transaction, as described in Subsequent Events in footnote (15).

UBS Margin Loan

CVSL has a margin loan agreement with UBS that allows us to purchase investments. The maximum loan amount is based on a percentage of marketable securities held by us. The interest rate at June 30, 2014 and December 31, 2013 was 1.65% and 1.67%, respectively. The outstanding balance was $1,174,174 and $1,663,534 on June 30, 2014 and December 31, 2013, respectively. The loan is included in the lines of credit on our consolidated balance sheets.

Outstanding Warrants

On May 6, 2014, CVSL issued warrants to purchase up to 250,000 and 125,000 shares of its Common Stock, respectively, in connection with exclusivity agreements. The warrants will be exercisable commencing 75 days after their date of issuance, in whole or in part, until one year from the date of issuance for cash and/or on a cashless exercise basis at an exercise price of $0.55 per share, representing the average closing price of our common stock for the ten days preceding the issuance. In addition, the warrants provide for piggyback registration rights upon request, in certain cases. The exercise price and number of shares issuable upon exercise of the warrants is subject to adjustment in the event of a stock dividend or our recapitalization, reorganization, merger or consolidation. The fair value of the warrants on the date of issuance approximated $116,000.

(7) Long-term debt and other financing arrangements

The Company's long-term borrowing consisted of the following:

Description	Interest rate	December 31, 2013	December 31, 2012
Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. (including accrued interest)	4.00%	$20,881,096	$20,041,644
Promissory Note—payable to former shareholder of TLC	2.63%	3,734,695	—
Promissory Note—Lega Enterprises, LLC (formerly Agel Enterprises, LLC)	5.00%	1,649,880	—
Term loan—KeyBank	7.70% *	427,481	—
Other, equipment notes		30,244	—

Total debt		26,723,396	20,041,644
Less current maturities		1,128,674	—

Long-term debt		$25,594,722	$20,041,644

*
Represents the weighted average interest rate at December 31, 2013. The interest rate is variable based on the agreement described below.

The schedule of maturities of the Company's long-term debt are as follows:

2014	$1,128,674
2015	696,406
2016	722,928
2017	750,565
2018	714,939
Thereafter	1,828,788

Total excluding convertible note	5,842,300
Convertible note	20,881,096

Total long-term debt including current maturities	$26,723,396

The Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P. was separated in the schedule of maturities as it will likely be converted into Common Stock as discussed below.

Convertible Subordinated Unsecured Promissory Note—Richmont Capital Partners V L.P.

On December 12, 2012 (the "Issuance Date"), we signed, closed, and received, as the maker, $20,000,000 in cash proceeds from Richmont Capital Partners V L.P., a Texas limited partnership ("RCP V"), pursuant to a Convertible Subordinated Unsecured Promissory Note, in the original principal amount of $20,000,000 (the "Note"), issued pursuant to a Convertible Subordinated Unsecured Note Purchase Agreement between CVSL and RCP V (the "Purchase Agreement"). The Note is (i) an unsecured obligation of the Company and (ii) subordinated to any bank, financial institution, or other lender providing funded debt to CVSL or any direct or indirect subsidiary of CVSL, including any seller debt financing provided by the owners of any entity(ies) that may be acquired by us. Principal payments of $1,333,333 are due and payable on each anniversary of the Issuance Date beginning on the third anniversary of the Issuance Date. A final principal payment, equal to the then unpaid principal balance of the Note, is due and payable on the 10th anniversary of the Issuance Date. The Note bears interest at an annual rate of 4%, which interest is payable on each anniversary of the Issuance Date; provided, however, that interest payable through the third anniversary of the Issuance Date may, at our option, be paid in kind ("PIK Interest") and any such PIK Interest will be added to the outstanding principal amount of the Note. Beginning 380 days from the Issuance Date, the Note may be prepaid, in whole or in part, at any time without premium or penalty.

On June 17, 2013, the Note was amended to extend the date of mandatory conversion of the Note to provide that the Note be mandatorily convertible into shares of Common Stock (subject to a maximum of 64,000,000 shares being issued) within ten days of June 17, 2014. The full amount of the Note (including any and all accrued interest thereon, whether previously converted to principal or otherwise) will be converted (the "Conversion"), into no more than 64,000,000 shares of Common Stock at a price of $0.33 per share of Common Stock.

John Rochon, Jr. is the 100% owner, and is in control, of Richmont Street LLC, the sole general partner of RCP V. Michael Bishop, a director of the Company, is a limited partner of RCP V. John Rochon, Jr. is a director of the Company and the son of John P. Rochon, the Company's Chairman and Chief Executive Officer.

Promissory Note—Lega Enterprises, LLC

On October 22, 2013, we issued a $1,700,000 Promissory Note to Lega Enterprises, LLC (formerly Agel Enterprises, LLC) in connection with AEI's acquisition of assets from Agel Enterprises LLC. The Promissory Note bears interest at 5% per annum, and is payable in equal monthly installments of outstanding principal and interest and matures on October 22, 2018.

Promissory Note—payable to former shareholder of TLC

On March 14, 2013, the Company issued a $4,000,000 Promissory Note in connection with the Purchase Agreement with TLC. The Promissory Note bears interest at 2.63% per annum, has a ten-year maturity, and is payable in equal monthly installments of outstanding principal and interest.

Term loan—Key Bank

In conjunction with the Line of Credit described below, on October 23, 2012, TLC obtained a $6,500,000 term loan from Key Bank. The interest rate on the term loan is either Key Bank's prime rate plus 5.75% or LIBOR plus 7.50%. The term note is due in monthly installments beginning April 1, 2013 and due in full on October 23, 2015. As of March 1, 2014 TLC has paid in full the outstanding balance of the term note through monthly amortization payments beginning April 1, 2013 and proceeds of the sale of non-core assets, primarily real estate. The line of credit described below is collateralized by substantially all assets of TLC. Under the agreement, TLC is subject to certain financial covenants, including a fixed charge coverage ratio and limitations on capital expenditures, additional indebtedness, and incurrence of liens. TLC obtained a waiver for the fixed charge coverage calculation as the term loan had been reduced to $427,481, and was in compliance with the financial covenants at December 31, 2013.

Line of Credit Payable

Key Bank

TLC has a line of credit agreement which expires on October 23, 2015. Under the agreement, TLC has available borrowings up to $12,000,000, limited to a formula primarily based on accounts receivable and inventory. The agreement provides for interest based on Key Bank's prime rate plus 1.75% or LIBOR plus 3.50%. Interest at December 31, 2013 was 3.94%. The line of credit balance was $8,067,573 of December 31, 2013.

UBS Margin Loan

CVSL has a margin loan agreement with UBS that allows us to purchase investments. The maximum loan amount is based on a percentage of marketable securities held by us. Interest on the outstanding balance of $1,663,534 was 1.67% at December 31, 2013. The loan is included in the line of credit on our consolidated balance sheets.

Outstanding Warrants

On May 15, 2012, we issued 2,666,666 shares of our restricted Common Stock to an investor in satisfaction of $250,000 principal and $16,666 interest due pursuant to a convertible note. In connection with the conversion of that note, we granted 1,277,537 warrants to the investor. Each warrant is exercisable into one share of our Common Stock at the price of $0.50 per share. The warrants are exercisable for a term of two years from the date of grant. Both the restricted common stock and warrants were assumed upon the Share Exchange Agreement dated August 24, 2012 by and among the Company, HCG and Rochon Capital Partners, Ltd. (the "Share Exchange Agreement").

On May 16, 2012, we issued 2,380,000 shares of our restricted Common Stock to an investor in satisfaction of $225,000 principal and $13,000 interest due pursuant to a convertible note. In connection with the conversion of this note, we granted 1,010,137 warrants to the investor. Each warrant is exercisable into one share of the Company's Common Stock at the price of $0.50 per share. The warrants are exercisable for a term of two years from the date of grant. Both the restricted common stock and the warrants were assumed upon the Share Exchange Agreement.